Other liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other liabilities	Other liabilities:

	2023	2022
Asset retirement obligations(a)	$24.3	$15.9
Other	171.8	48.6
Other long-term liabilities	196.1	64.5
Current portion of other long-term liabilities	(18.8)	(13.3)
Other long-term liabilities	$177.3	$51.2
(a)Asset retirement obligations:
Asset retirement obligations were assumed as part of the APR Energy acquisition and consist of the contractual requirement to demobilize the Company’s mobile power generation sites when there is a legal obligation associated with the demobilization and the fair value of the liability can be reasonably estimated.

Asset retirement obligations, December 31, 2021	$37.4
Liabilities acquired	6.5
Liabilities incurred	(1.2)
Liabilities settled	(37.1)
Change in estimated cash flow	1.2
Provision reassessment	8.9
Accretion expense	0.2
Asset retirement obligations, December 31, 2022	15.9
Liabilities acquired	10.3
Liabilities incurred	(2.4)
Liabilities settled	—
Change in estimated cash flows	0.8
Provision reassessment	(0.7)
Accretion expense	0.4
Asset retirement obligations, December 31, 2023	$24.3